Deutsche Asset
& Wealth Management




Prospectus





DWS Strategic High Yield Tax-Free Fund - October 1, 2013
CLASS/TICKER                                             A   NOTAX    B   NOTBX    C   NOTCX    INST   NOTIX    S   SHYTX

...............................................................................

DWS Managed Municipal Bond Fund - October 1, 2013
CLASS/TICKER                                       A   SMLAX    B   SMLBX    C   SMLCX    INST   SMLIX    S   SCMBX

...............................................................................

DWS Intermediate Tax/AMT Free Fund - October 1, 2013, As Revised October 31, 2013
CLASS/TICKER                                             A   SZMAX    B   SZMBX    C   SZMCX    INST   SZMIX    S   SCMTX





(Class B shares are closed to new investment)


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                                                       [DB Logo]

[GRAPHIC APPEARS HERE]



Table of Contents






DWS STRATEGIC HIGH YIELD TAX-FREE
FUND
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  2
Main Risks.........................................  2
Past Performance...................................  3
Management.........................................  4
Purchase and Sale of Fund Shares...................  4
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
DWS MANAGED MUNICIPAL BOND FUND
Investment Objective...............................  5
Fees and Expenses of the Fund......................  5
Principal Investment Strategy......................  6
Main Risks.........................................  6
Past Performance...................................  7
Management.........................................  8
Purchase and Sale of Fund Shares...................  8
Tax Information....................................  8
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  8
DWS INTERMEDIATE TAX/AMT FREE
FUND
Investment Objective...............................  9
Fees and Expenses of the Fund......................  9
Principal Investment Strategy...................... 10
Main Risks......................................... 10
Past Performance................................... 11
Management......................................... 11
Purchase and Sale of Fund Shares................... 12
Tax Information.................................... 12
Payments to Broker-Dealers and
Other Financial Intermediaries..................... 12


FUND DETAILS
Additional Information About Fund Strategies and
Risks.............................................. 13
DWS Strategic High Yield Tax-Free Fund............. 13
DWS Managed Municipal Bond Fund.................... 15
DWS Intermediate Tax/AMT Free Fund................. 16
Other Policies and Risks........................... 18
Who Manages and Oversees the Funds................. 19
Management......................................... 20
INVESTING IN THE FUNDS
Choosing a Share Class............................. 22
Buying, Exchanging and Selling Shares.............. 26
How to Buy Shares.................................. 26
How to Exchange Shares............................. 27
How to Sell Shares................................. 28
Financial Intermediary Support Payments............ 28
Policies You Should Know About..................... 29
Policies About Transactions........................ 29
How each Fund Calculates Share Price............... 33
Other Rights We Reserve............................ 34
Understanding Distributions and Taxes.............. 34
FINANCIAL HIGHLIGHTS............................... 36
APPENDIX........................................... 51
Hypothetical Expense Summary....................... 51
Additional Index Information....................... 58

-------------------------------------------------------------------------------
YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

Deutsche Asset
& Wealth Management
                                                                       [DB Logo]





DWS Strategic High Yield Tax-Free Fund



INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income exempt from regular federal income tax.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 22) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75     None       None     None    None
------------------------------------      ----     --         --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    ------   ----       ----       ------  ---
Account Maintenance Fee (annually,
for fund balances below $10,000 and
subject to certain exceptions)         $   20    $20        $20        None    $20
------------------------------------   -------   ----       ----       ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                       A          B          C        INST           S
                               ---------  ---------  ---------  ----------  ----------
Management fee                     0.49       0.49       0.49       0.49        0.49
------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                       0.24       1.00       1.00      None        None
------------------------------     ----       ----       ----      -----       -----
  Interest expense                 0.06       0.06       0.06       0.06        0.06
  Other expenses                   0.24       0.24       0.23       0.24        0.34
TOTAL OTHER EXPENSES               0.30       0.30       0.29       0.30        0.40
------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                           1.03       1.79       1.78       0.79        0.89
------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement      0.11       0.12       0.11       0.12        0.22
------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                           0.92       1.67       1.67       0.67        0.67
------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 0.86%, 1.61%, 1.61%, 0.61% and 0.61% for Class A, Class B, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 366     $ 570     $ 270     $68     $  68
--       -----     -----     -----     ---     -----
3          583       852       550     240       262
--       -----     -----     -----     ---     -----
5          818     1,158       954     427       472
--       -----     -----     -----     ---     -----
10       1,490     1,711     2,086     967     1,076
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 366     $ 170     $ 170     $68     $  68
--       -----     -----     -----     ---     -----
3          583       552       550     240       262
--       -----     -----     -----     ---     -----
5          818       958       954     427       472
--       -----     -----     -----     ---     -----
10       1,490     1,711     2,086     967     1,076
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.



                                       1
PROSPECTUS                              DWS Strategic High Yield Tax-Free Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2013: 21%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


The fund normally invests at least 50% of total assets in municipal securities of the top four grades of credit quality. The fund may invest up to 50% of total assets in high yield debt securities (commonly referred to as "junk" bonds), which are those below the fourth credit grade (i.e., grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, generally between five and nine years.


DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or



                                       2
PROSPECTUS                              DWS Strategic High Yield Tax-Free Fund
more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003      2004      2005      2006      2007       2008       2009     2010       2011      2012
  6.26      4.88      5.34      5.88      2.47       -22.07     35.40    2.32       9.78     12.18




Best Quarter: 13.52%, Q3 2009          Worst Quarter: -15.52%, Q4 2008
Year-to-Date as of 6/30/2013: -3.99%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       3
PROSPECTUS                              DWS Strategic High Yield Tax-Free Fund

                                 CLASS          1          5         10
                             INCEPTION       YEAR      YEARS      YEARS
                           -----------  ---------  ---------  ---------
CLASS A before tax          5/1/2000        9.10       5.27       5.11
-------------------------  ---------       -----       ----       ----
  After tax on
  distributions                             9.10       5.27       5.11
  After tax on distribu-
  tions, with sale                          7.37       5.18       5.06
-------------------------  ---------       -----       ----       ----
CLASS B before tax          5/1/2000        8.34       4.89       4.60
-------------------------  ---------       -----       ----       ----
CLASS C before tax          5/1/2000       11.35       5.08       4.62
-------------------------  ---------       -----       ----       ----
INST CLASS before tax      8/19/2002       12.46       6.14       5.66
-------------------------  ---------       -----       ----       ----
CLASS S before tax         1/22/1987       12.45       6.12       5.61
-------------------------  ---------       -----       ----       ----
BARCLAYS MUNICIPAL
BOND INDEX (reflects no
deduction for fees,
expenses or taxes)                          6.78       5.91       5.10
-------------------------  ---------       -----       ----       ----



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 1987.


REBECCA L. FLINN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 1998.


A. GENE CAPONI, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's income dividends are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
PROSPECTUS                              DWS Strategic High Yield Tax-Free Fund

Deutsche Asset
& Wealth Management
                                                                       [DB Logo]





DWS Managed Municipal Bond Fund



INVESTMENT OBJECTIVE

The fund seeks to provide income exempt from regular federal income tax.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 22) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75     None       None     None    None
------------------------------------      ----     --         --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    ------   ----       ----       ------  ---
Account Maintenance Fee (annually,
for fund balances below $10,000 and
subject to certain exceptions)         $   20    $20        $20        None    $20
------------------------------------   -------   ----       ----       ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                       A          B          C        INST           S
                               ---------  ---------  ---------  ----------  ----------
Management fee                     0.32       0.32       0.32       0.32        0.32
------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                       0.24       1.00       1.00      None        None
------------------------------     ----       ----       ----      -----       -----
  Interest expense                 0.05       0.05       0.05       0.05        0.05
  Other expenses                   0.19       0.26       0.21       0.20        0.25
TOTAL OTHER EXPENSES               0.24       0.31       0.26       0.25        0.30
------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                           0.80       1.63       1.58       0.57        0.62
------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement      0.00       0.02       0.00       0.00        0.01
------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                           0.80       1.61       1.58       0.57        0.61
------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 1.56% and 0.56% for Class B and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class B and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 354     $ 564     $ 261     $58     $62
--       -----     -----     -----     ---     ---
3          523       812       499     183     198
--       -----     -----     -----     ---     ---
5          707     1,085       860     318     345
--       -----     -----     -----     ---     ---
10       1,238     1,505     1,878     714     773
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 354     $ 164     $ 161     $58     $62
--       -----     -----     -----     ---     ---
3          523       512       499     183     198
--       -----     -----     -----     ---     ---
5          707       885       860     318     345
--       -----     -----     -----     ---     ---
10       1,238     1,505     1,878     714     773
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.



                                       5
PROSPECTUS                                     DWS Managed Municipal Bond Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2013: 34%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


The fund normally invests at least 65% of total assets in municipal securities of the top three grades of credit quality. The fund may invest up to 10% of total assets in high yield debt securities (commonly referred to as "junk" bonds) of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, generally between five and nine years.


DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or



                                       6
PROSPECTUS                                     DWS Managed Municipal Bond Fund
more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003      2004      2005      2006      2007      2008     2009     2010      2011       2012
  5.03      2.84      3.60      4.81      3.24      -5.93    17.31    1.31      9.70      9.52




Best Quarter: 9.03%, Q3 2009           Worst Quarter: -4.74%, Q4 2010
Year-to-Date as of 6/30/2013: -3.66%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       7
PROSPECTUS                                     DWS Managed Municipal Bond Fund

                                  CLASS          1          5         10
                              INCEPTION       YEAR      YEARS      YEARS
                           ------------  ---------  ---------  ---------
CLASS A before tax          6/11/2001        6.51       5.49       4.69
-------------------------  ----------        ----       ----       ----
  After tax on
  distributions                              6.50       5.46       4.66
  After tax on distribu-
  tions, with sale                           5.60       5.32       4.63
-------------------------  ----------        ----       ----       ----
CLASS B before tax          6/11/2001        5.58       5.05       4.16
-------------------------  ----------        ----       ----       ----
CLASS C before tax          6/11/2001        8.68       5.28       4.19
-------------------------  ----------        ----       ----       ----
INST CLASS before tax       8/19/2002        9.78       6.34       5.23
-------------------------  ----------        ----       ----       ----
CLASS S before tax         10/14/1976        9.70       6.28       5.20
-------------------------  ----------        ----       ----       ----
BARCLAYS MUNICIPAL
BOND INDEX (reflects no
deduction for fees,
expenses or taxes)                           6.78       5.91       5.10
-------------------------  ----------        ----       ----       ----



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1990.


ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.


MATTHEW J. CAGGIANO, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 1999.


MICHAEL J. GENERAZO, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's income dividends are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       8
PROSPECTUS                                     DWS Managed Municipal Bond Fund

Deutsche Asset
& Wealth Management
                                                                       [DB Logo]





DWS Intermediate Tax/AMT Free Fund



INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income exempt from regular federal income taxes and seeks to limit principal fluctuation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 22) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75     None       None     None    None
------------------------------------      ----     --         --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    ------   ----       ----       ------  ---
Account Maintenance Fee (annually,
for fund balances below $10,000 and
subject to certain exceptions)         $   20    $20        $20        None    $20
------------------------------------   -------   ----       ----       ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                       A          B          C        INST           S
                               ---------  ---------  ---------  ----------  ----------
Management fee                     0.32       0.32       0.32       0.32        0.32
------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                       0.24       1.00       1.00      None        None
------------------------------     ----       ----       ----      -----       -----
Other expenses                     0.22       0.24       0.22       0.19        0.29
------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                           0.78       1.56       1.54       0.51        0.61
------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement      0.00       0.02       0.00       0.00        0.07
------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                           0.78       1.54       1.54       0.51        0.54
------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 1.54% and 0.54% for Class B and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class B and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 352     $ 557     $ 257     $52     $55
--       -----     -----     -----     ---     ---
3          517       791       486     164     188
--       -----     -----     -----     ---     ---
5          696     1,048       839     285     333
--       -----     -----     -----     ---     ---
10       1,214     1,452     1,834     640     755
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 352     $ 157     $ 157     $52     $55
--       -----     -----     -----     ---     ---
3          517       491       486     164     188
--       -----     -----     -----     ---     ---
5          696       848       839     285     333
--       -----     -----     -----     ---     ---
10       1,214     1,452     1,834     640     755
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.



                                       9
PROSPECTUS                                  DWS Intermediate Tax/AMT Free Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2013: 35%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT). The fund does not intend to invest in securities whose income is subject to AMT.


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


This fund normally invests at least 65% of total assets in municipal securities of the top three grades of credit quality. The fund could invest up to 35% of net assets in debt securities rated in the fourth credit grade, which is still considered investment-grade.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the dollar-weighted average effective maturity of the fund's portfolio between three and ten years, it generally intends to keep it between five and ten years. In determining the dollar-weighted average effective maturity, portfolio management uses the security's stated maturity or, if appropriate, an earlier date, reflecting a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) which will likely cause the instrument to be repaid earlier than the stated maturity date.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.


FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.



                                       10
PROSPECTUS                                  DWS Intermediate Tax/AMT Free Fund

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003      2004      2005      2006       2007     2008    2009    2010       2011      2012
  3.55      2.85      1.78      3.42      3.64      0.75    9.58    1.58       9.48     5.74




Best Quarter: 5.69%, Q3 2009           Worst Quarter: -4.02%, Q4 2010
Year-to-Date as of 6/30/2013: -3.46%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 12/31/2004.



                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                             -----------  ---------  ---------  ---------
CLASS A before tax           6/11/2001        2.83       4.77       3.91
---------------------------  ---------        ----       ----       ----
  After tax on
  distributions                               2.83       4.76       3.89
  After tax on distribu-
  tions, with sale                            2.71       4.55       3.83
---------------------------  ---------        ----       ----       ----
CLASS B before tax           6/11/2001        1.91       4.36       3.37
---------------------------  ---------        ----       ----       ----
CLASS C before tax           6/11/2001        4.86       4.56       3.40
---------------------------  ---------        ----       ----       ----
CLASS S before tax           4/12/1983        5.92       5.53       4.39
---------------------------  ---------        ----       ----       ----
BARCLAYS SEVEN YEAR
MUNICIPAL BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                      4.20       6.21       5.03
---------------------------  ---------        ----       ----       ----


                                   CLASS          1          5       SINCE
                               INCEPTION       YEAR      YEARS   INCEPTION
                            ------------  ---------  ---------  ----------
INST CLASS before tax       12/17/2004        5.93       5.64       4.73
--------------------------- ----------        ----       ----       ----
BARCLAYS SEVEN YEAR
MUNICIPAL BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                      4.20       6.21       5.22
--------------------------- ----------        ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.


ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1990.


SHELLY L. DEITERT, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002. On leave through February 10, 2014.



                                       11
PROSPECTUS                                  DWS Intermediate Tax/AMT Free Fund

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's income dividends are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       12
PROSPECTUS                                  DWS Intermediate Tax/AMT Free Fund

[GRAPHIC APPEARS HERE]



Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

--------------------------------------------------------------------------------
 DWS Strategic High Yield Tax-Free Fund



INVESTMENT OBJECTIVE


The fund seeks to provide a high level of income exempt from regular federal income tax.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


The fund normally invests at least 50% of total assets in municipal securities of the top four grades of credit quality. The fund may invest up to 50% of total assets in high yield debt securities (commonly referred to as "junk" bonds), which are those below the fourth credit grade (i.e., grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, generally between five and nine years.


DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable



                                       13
PROSPECTUS                                                        Fund Details
to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able



                                       14
PROSPECTUS                                                        Fund Details
to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.
--------------------------------------------------------------------------------
 DWS Managed Municipal Bond Fund



INVESTMENT OBJECTIVE


The fund seeks to provide income exempt from regular federal income tax.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


The fund normally invests at least 65% of total assets in municipal securities of the top three grades of credit quality. The fund may invest up to 10% of total assets in high yield debt securities (commonly referred to as "junk" bonds) of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, generally between five and nine years.


DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or



                                       15
PROSPECTUS                                                        Fund Details
more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

--------------------------------------------------------------------------------
 DWS Intermediate Tax/AMT Free Fund



INVESTMENT OBJECTIVE


The fund seeks to provide a high level of income exempt from regular federal income taxes and seeks to limit principal fluctuation.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT). The fund does not intend to invest in securities whose income is subject to AMT.



                                       16
PROSPECTUS                                                        Fund Details

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


This fund normally invests at least 65% of total assets in municipal securities of the top three grades of credit quality. The fund could invest up to 35% of net assets in debt securities rated in the fourth credit grade, which is still considered investment-grade.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the dollar-weighted average effective maturity of the fund's portfolio between three and ten years, it generally intends to keep it between five and ten years. In determining the dollar-weighted average effective maturity, portfolio management uses the security's stated maturity or, if appropriate, an earlier date, reflecting a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) which will likely cause the instrument to be repaid earlier than the stated maturity date.



OTHER INVESTMENT STRATEGIES


DERIVATIVES. The fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.


FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.



                                       17
PROSPECTUS                                                        Fund Details

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.



OTHER POLICIES AND RISKS


While the previous pages describe the main points of each fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, each fund's Board could change a fund's investment objective without seeking shareholder approval.
   However, the policy of investing at least 80% of net assets (plus the amount of any borrowings for investment purposes in the case of DWS Managed Municipal Bond Fund and DWS Intermediate Tax/AMT Free Fund) in municipal securities and other securities whose income is free from regular federal income tax (and in the case of DWS Intermediate Tax/AMT Free Fund, from the alternative minimum tax) for each fund cannot be changed without shareholder approval.

o When, in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions or, an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 100% of each fund's assets may be held in cash or invested in taxable money market securities or other short-term investments, which may produce taxable income. Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent a fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



                                       18
PROSPECTUS                                                        Fund Details

o Portfolio management measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, its own judgment. All securities must meet the credit quality standards applied by portfolio management at the time they are purchased. If a security's credit quality changes, portfolio management will decide what to do with the security, based on its assessment of what would most benefit a fund.

o Certain DWS funds-of-funds are permitted to invest in each fund. As a result, a fund may have large inflows or outflows of cash from time to time. This could have adverse effects on a fund's performance if a fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund's transaction costs.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund.


If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that a fund will achieve its investment objective.


A complete list of each fund's portfolio holdings as of the month-end is posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



WHO MANAGES AND OVERSEES THE FUNDS


THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. The Advisor and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc. ("DIDI" or the "Distributor"). Deutsche Asset & Wealth Management is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.


MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.



FUND NAME                   FEE PAID
-------------------------  ---------
DWS Strategic High Yield
Tax-Free Fund               0.49%
-------------------------   ----
DWS Managed Municipal
Bond Fund                   0.32%
-------------------------   ----
DWS Intermediate Tax/AMT
Free Fund                  0.315%
-------------------------  -----

In the table under Annual Fund Operating Expenses on page 1 and page 5 for DWS Strategic High-Yield Tax Free Fund and DWS Managed Municipal Bond Fund, respectively, "Interest expense" relates to the fund's liability with respect to floating rate notes held by third parties in conjunction with certain inverse floater securities transactions. However, the accounting treatment for such transactions includes an offsetting interest income item, and accordingly has no impact to net investment income, total return or net asset value.



                                       19
PROSPECTUS                                                        Fund Details

For DWS Strategic High Yield Tax-Free Fund, the Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 0.86%, 1.61%, 1.61%, 0.61% and 0.61% for Class A, Class B, Class C,
Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


For DWS Managed Municipal Bond Fund, the Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 0.81%, 1.56%, 1.56%, 0.56% and 0.56% for Class A, Class B, Class C,
Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


For DWS Intermediate Tax/AMT Free Fund, the Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 0.79%,1.54%, 1.54%, 0.54% and 0.54% for Class A, Class B, Class C,
Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


A discussion regarding the basis for the Board's approval of each fund's investment management agreement is contained in the most recent shareholder reports for the semi-annual period ended November 30 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between each fund and the Advisor, each fund pays the Advisor a fee of 0.10% for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly owned subsidiaries of the Advisor or Deutsche Bank AG ("wholly owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of a fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate a fund's assets among any other nonaffiliated subadvisors or wholly owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly owned subadvisor). Each fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring of a new subadvisor pursuant to the multi-manager structure, each fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of each fund have approved the multi-manager structure described herein.



MANAGEMENT


DWS STRATEGIC HIGH YIELD TAX-FREE FUND

PHILIP G. CONDON, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 1987.

o  Joined Deutsche Asset & Wealth Management in 1983.

o  Head of US Retail Fixed Income.

o  BA and MBA, University of Massachusetts at Amherst.

REBECCA L. FLINN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 1998.

o  Joined Deutsche Asset & Wealth Management in 1986.

o  BA, University of Redlands, California.

A. GENE CAPONI, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.

o  Joined Deutsche Asset & Wealth Management in 1998.

o BS, State University of New York, Oswego; MBA, State University of New York at Albany.


DWS MANAGED MUNICIPAL BOND FUND

PHILIP G. CONDON, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1990.

o  Joined Deutsche Asset & Wealth Management in 1983.

o  Head of US Retail Fixed Income.

o  BA and MBA, University of Massachusetts at Amherst.

ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.

o  Joined Deutsche Asset & Wealth Management in 1986.

o  BA, Duke University.

MATTHEW J. CAGGIANO, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 1999.

o  Joined Deutsche Asset & Wealth Management in 1989.

o  BS, Pennsylvania State University; MS, Boston College.

MICHAEL J. GENERAZO, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.

o  Joined Deutsche Asset & Wealth Management in 1999.

o  BS, Bryant College; MBA, Suffolk University.


DWS INTERMEDIATE TAX/AMT FREE FUND

PHILIP G. CONDON, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.

o  Joined Deutsche Asset & Wealth Management in 1983.

o  Head of US Retail Fixed Income.


                                       20
PROSPECTUS                                                        Fund Details

o  BA and MBA, University of Massachusetts at Amherst.

ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 1990.

o  Joined Deutsche Asset & Wealth Management in 1986.

o  BA, Duke University.

SHELLY L. DEITERT, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002. On leave through February 10, 2014.

o  Joined Deutsche Asset & Wealth Management in 1997.

o  BA, Taylor University.

Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


                                       21
PROSPECTUS                                                        Fund Details

[GRAPHIC APPEARS HERE]



Investing in the Funds



This prospectus offers the share classes noted on the front cover. Each class has its own fees and expenses, offering you a choice of cost structures:

o CLASS A, B AND C SHARES are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

o INSTITUTIONAL CLASS SHARES AND CLASS S SHARES are only available to particular investors or through certain programs, as described below.

The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account.


If you're investing directly with DWS Investments, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in a fund or similar funds, please refer to http://

apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).


CHOOSING A SHARE CLASS


Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you.


We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial advisor to determine which class of shares is appropriate for you.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions.



 CLASSES AND FEATURES                 POINTS TO HELP YOU COMPARE
 CLASS A
 o Sales charge of up to 2.75%     o Some investors may be able to
   charged when you buy shares       reduce or eliminate their sales
                                     charge; see "Class A Shares"
 o In most cases, no charge when
   you sell shares                 o Total annual expenses are
                                     lower than those for Class B or
 o Up to 0.25% annual share-         Class C
   holder servicing fee
                                   o Distributions are generally
                                     higher than Class B or Class C
 CLASS B
 o No sales charge when you buy    o The deferred sales charge rate
   shares                            falls to zero after six years
 o Closed to new investment        o Shares automatically convert to
                                     Class A after six years, which
 o Deferred sales charge declining   means lower annual expenses
   from 4.00%, charged when you      going forward
   sell shares you bought within
   the last six years              o Distributions are generally
                                     lower than Class A
 o 0.75% annual distribution fee
   and up to 0.25% annual share-
   holder servicing fee
 CLASS C
 o No sales charge when you buy    o The first year deferred sales
   shares                            charge rate is lower for Class C
                                     than Class B, but your shares
 o Deferred sales charge of          never automatically convert to
   1.00%, charged when you sell      Class A, so annual expenses
   shares you bought within the      remain higher than Class A
   last year
                                   o Distributions are generally
 o 0.75% annual distribution fee     lower than Class A
   and up to 0.25% annual share-
   holder servicing fee              o Maximum investment applies
 INSTITUTIONAL CLASS
 o No sales charge when you buy    o Only available to certain institu-
   shares and no deferred sales      tional investors; typically
   charge when you sell shares       $1,000,000 minimum initial
                                     investment
                                   o Distributions are generally
                                     higher than Class A, B and C,
                                     and may be higher than Class
                                     S, depending on relative
                                     expenses
 CLASS S
 o No sales charge when you buy    o Limited availability, see "Eligi-
   shares and no deferred sales      bility Requirements" under
   charge when you sell shares       "Class S Shares"


CLASS A SHARES


Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.


Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee



                                       22
PROSPECTUS                                              Investing in the Funds
is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares of each fund have an up-front sales charge that varies with the amount you invest:



                               FRONT-END SALES         FRONT-END SALES
                                 CHARGE AS A %   CHARGE AS A % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)       NET INVESTMENT(2)
--------------------  ------------------------  ----------------------
Under $100,000        2.75%                     2.83%
--------------------  -----                     -----
$100,000-$249,999     2.50                      2.56
-----------------     -----                     -----
$250,000 or more                   see below                see below
--------------------  ------------------------  ----------------------

(1) The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

o you indicate your intent in writing to invest at least $100,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months (Letter of Intent)

o the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $100,000 (Cumulative Discount)

o you are investing a total of $100,000 or more in Class A shares of several retail DWS funds on the same day (Combined Purchases)

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.


For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.


To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.


For more information about sales charge discounts, please visit www.dws-investments.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in each fund's Statement of Additional Information.


IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset & Wealth Management or the DWS funds) and with respect to certain types of investment programs (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services or a no-load network, platform or self-directed brokerage account offered by a financial services firm that has entered into an agreement with DIDI that may or may not charge you a transaction fee).


Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of Additional Information.


There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU'RE INVESTING $250,000 OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge (Large Order NAV Purchase Privilege). However, you may be charged a contingent deferred sales charge (CDSC) on any shares you sell.


FOR EACH FUND, investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a CDSC of 0.50% if redeemed within 12 months of purchase.


This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


CLASS B SHARES

Class B shares of each fund are closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions from Class B shares of another fund).



                                       23
PROSPECTUS                                              Investing in the Funds

With Class B shares, you pay no up-front sales charge to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. However, unlike Class A shares, your entire investment goes to work immediately. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:



YEAR AFTER YOU BOUGHT SHARES          CDSC ON SHARES YOU SELL
-----------------------------  ------------------------------
First year                     4.00%
------------------------------ -----
Second or third year           3.00
------------------------------ -----
Fourth or fifth year           2.00
------------------------------ -----
Sixth year                     1.00
------------------------------ -----
Seventh year and later         None (automatic conversion to
------------------------------                     Class A)
                               ------------------------------

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


Except as noted above, no new purchases of Class B shares are allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan.


The closing of the Class B shares does not affect: (a) the right of shareholders of Class B shares to continue to sell (redeem) their shares as provided in this prospectus, subject to any applicable CDSC; or (b) the automatic conversion of Class B shares to Class A shares six years after purchase. Class B shares currently held will continue as Class B shares with all Class B attributes, including Rule 12b-1 fees, until sold or until their automatic conversion to Class A shares.


Purchases by shareholders under Class B shares automatic investment plans ("AIPs") established on or prior to December 1, 2009 are automatically continuing with Class A shares. Such shareholders are permitted to purchase Class A shares at net asset value, without a sales charge, whether as part of their AIP or otherwise. The foregoing applies only to purchases under (i) AIPs established directly with DWS Investments ("DWS AIPs") and, (ii) provided they have been identified as an AIP by DWS Investments, AIPs sponsored by others, such as government direct deposit, employer sponsored payroll direct deposit and auto-debit programs established with the shareholder's bank or credit union ("non-DWS AIP"). Shareholders with a non-DWS AIP established prior to December 1, 2009 are responsible for contacting DWS Investments (see phone number on the back cover) to ensure that their account has been identified as an AIP in order to benefit from this privilege and to avoid having their purchase orders rejected.


Additionally, certain employer-sponsored employee benefit plans (known as "DWS Investments Flex Plans") using the ExpertPlan subaccount record keeping system maintained for DWS Investments-branded plans that were previously purchasing Class B shares instead are purchasing Class A shares at net asset value, without a sales charge.


CLASS C SHARES

Class C shares may appeal to investors who aren't certain of their investment time horizon.


With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.


Class C shares have a CDSC, but only on shares you sell within one year of buying them:



YEAR AFTER YOU BOUGHT SHARES    CDSC ON SHARES YOU SELL
-----------------------------  ------------------------
First year                     1.00%
------------------------------ ----
Second year and later                             None
------------------------------                    ----

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.


Orders to purchase Class C shares in excess of $250,000 will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


                                       24
PROSPECTUS                                              Investing in the Funds

INSTITUTIONAL CLASS SHARES

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to place and pay for your order.


ELIGIBILITY REQUIREMENTS. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan.

o A plan administered as a college savings plan under Section 529 of the Internal Revenue Code.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.


o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.

INVESTMENT MINIMUM


The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS funds.

o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

o Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the aggregate meet or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.


o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

Each fund reserves the right to modify the above eligibility requirements and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for specific employee benefit plans (or family of plans) whose aggregate investment in Institutional Class shares of a fund equals or exceeds the minimum initial investment amount but where a particular plan or program may not on its own meet such minimum amount.


CLASS S SHARES

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with each fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.


ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of DWS funds either (i) directly from DIDI, each fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS funds as of December 31, 2004:

o Existing shareholders of Class S shares of any DWS fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any DWS fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o A person who certifies that they are a participant in a "DWS retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a DWS retirement plan is defined as an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates, or ExpertPlan, Inc. under an alliance between one of these two firms and DWS Investments or its affiliates.

o A person who certifies that they are a participant who owns Class S shares of any DWS fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.



                                       25
PROSPECTUS                                              Investing in the Funds

o Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DWS Investments IRA made through a rollover facilitator having a relationship with DWS Investments.

o Any person that has an existing account with Deutsche Bank Private Wealth Management ("PWM") but who no longer meets the eligibility requirements to maintain an account with PWM may open a new account in Class S shares of any DWS fund.

o Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DIDI and to DWS Target Date
     Series or other fund-of-funds managed by the Advisor or its affiliates.

o A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DWS Investments IRA.

o Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.

The following additional investors may purchase Class S shares of DWS funds in connection with certain programs or plans.

o Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program.

o Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o Plans administered as college savings plans under Section 529 of the Internal Revenue Code.

o Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.

DIDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.



BUYING, EXCHANGING AND SELLING SHARES


The following information applies to Class A, B, C, Institutional and S shares.



TO CONTACT DWS INVESTMENTS


BY PHONE

(800) 728-3337


BY MAIL


TYPE               ADDRESS
-----------------  ------------------------------------------------
EXPEDITED MAIL
  All Requests     DWS Investments
-----------------  Attn: (see department names under Regular mail)
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   ------------------------------------------------
REGULAR MAIL
  New Accounts     DWS Investments
                   Attn: New Applications
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS Investments
  Investments      Attn: Purchases
                   P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219557
                   Kansas City, MO 64121-9557


HOW TO BUY SHARES


Please note that your account cannot be opened until we receive a completed account application.


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL

To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS Investments" for the required initial minimum investment for the share class you have selected.


Once your account is established, to make additional investments, send a check made payable to "DWS Investments" and an investment slip to the appropriate



                                       26
PROSPECTUS                                              Investing in the Funds
address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.

BY AUTOMATIC INVESTMENT PLAN (NOT AVAILABLE FOR INSTITUTIONAL CLASS SHARES)


If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS Investments has received the request. Each fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.


OTHER WAYS TO BUY SHARES

The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions and any required paperwork.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call DWS Investments and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH), or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the web site if you have previously registered. Follow the instructions on the web site to request a purchase with money from the bank account you have established on your DWS account(s).


BY WIRE (FOR ADDITIONAL INSTITUTIONAL CLASS INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day following your purchase. If your wire is not received by 4:00 p.m. Eastern time on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.


WIRE DETAILS


Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS Investments
---------------- --------------------------------
DDA Number       9903-5552
---------------- ---------
FBO              (Account name) (Account number)
---------------- -------------------------------
Credit           (Fund name, Fund number and, if
---------------- applicable, class name)
                 --------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.



HOW TO EXCHANGE SHARES


REQUIREMENTS AND LIMITS


CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------
A B C   1,000 minimum into new non-IRA accounts per
------- fund
        500 minimum into new IRA accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------
INST    1,000,000 minimum into new accounts per fund
------- 50 minimum into all existing accounts per fund
        -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
------- fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------

Exchanges are allowed between like share classes only.

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call DWS Investments and use our automated system to place your exchange, or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish an Automatic Exchange Plan of a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.


ON THE INTERNET

Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the web site if you have previously registered. Follow the instructions on the web site to request an exchange to another DWS fund.



                                       27
PROSPECTUS                                              Investing in the Funds

BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.



HOW TO SELL SHARES


REQUIREMENTS AND LIMITS


        SELLING SHARES ($)
        --------------------------------------------
A B C   Check redemption:
------- Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        --------------------------------------------
INST    Same as Classes A, B and C
------- --------------------------------------------
S       Same as Classes A, B and C
------- --------------------------------------------

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call DWS Investments and use our automated system, or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account.


OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions and any required paperwork to add them to an existing account. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call DWS Investments and use our automated system to request a QuickSell redemption, or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish an Automatic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the web site if you have previously registered. Follow the instructions on the web site to request a redemption from your account using the desired method from your available options.


BY MAIL OR EXPEDITED MAIL. Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.


Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact DWS Investments (see phone number on the back cover).


BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, call DWS Investments and either use the automated system or speak with a customer service representative to request your redemption. After you inform us of the amount of your redemption, you will receive a trade confirmation number. We must receive your order by 4:00 p.m. Eastern time to wire to your account the next business day.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency/

networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a fund


                                       28
PROSPECTUS                                              Investing in the Funds
with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from 0.01% up to 0.51% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, a flat fee of up to $60,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor may charge fees separate from those charged by a fund and may be compensated by a fund.



POLICIES ABOUT TRANSACTIONS


EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and,



                                       29
PROSPECTUS                                              Investing in the Funds
in some cases, more information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


With certain limited exceptions, only US residents may invest in each fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


SUB-MINIMUM BALANCES FOR CLASS A, B AND C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


SUB-MINIMUM BALANCES FOR INSTITUTIONAL CLASS. Each fund may redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason.


SUB-MINIMUM BALANCES FOR CLASS S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


ACCOUNT MAINTENANCE FEE FOR CLASSES A, B, C AND S. Each fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.


If you elect to receive all materials (which include statements, tax forms, prospectuses, annual and semi-annual reports, and other materials) for all of your fund accounts by electronic delivery only, the account maintenance fee for each fund account with a balance below $10,000 will not be charged, so long as that election remains in effect. You may elect to receive electronic delivery of DWS fund materials by registering on www.dws-investments.com or by calling the telephone number on the back cover.


The account maintenance fee will also not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; and (v) accounts held by shareholders who maintain $100,000 or more in aggregate assets in DWS fund shares.


MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.


Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive



                                       30
PROSPECTUS                                              Investing in the Funds
trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same DWS fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS fund for 12 months. Each fund reserves the right to extend or maintain a block beyond 12 months if it deems that the shareholder's activity was harmful to the fund, or that the pattern of activity suggests a pattern of abuse. The rights of a shareholder to redeem shares of a DWS fund are not affected by the four roundtrip transaction limitation.


Each fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.


In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the DWS funds' policy, may permit certain transactions not permitted by the DWS funds' policies, or prohibit transactions not subject to the DWS funds' policies.


The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.


In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each fund calculates share price.")


There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.


Each fund's market timing policies and procedures may be modified or terminated at any time.


THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling DWS Investments at the phone number on the back cover. You can use our automated phone service to get information on DWS funds generally and on accounts held directly at DWS Investments. You can also use this service to request share transactions.


TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.



                                       31
PROSPECTUS                                              Investing in the Funds

WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.


EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to DWS Investments and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.


SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS Investments (see phone number on the back cover) or contact your financial advisor for more information.


WHEN YOU SELL SHARES THAT HAVE A CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into, however, a CDSC may be imposed which may differ from the schedule for the fund you exchanged out of. Your shares will retain their original cost and purchase date.


There are certain cases in which you may be exempt from a CDSC. These include:

o The death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist

o Withdrawals made through an automatic withdrawal plan up to a maximum of 12% per year of the net asset value of the account

o  Withdrawals related to certain retirement or benefit plans

o Redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU SELL SHARES IN A DWS FUND FOR WHICH YOU PAID A SALES CHARGE AND THEN DECIDE TO INVEST WITH DWS INVESTMENTS AGAIN WITHIN SIX MONTHS, you may be able to take advantage of the "reinstatement feature." With this feature, except for Class B shares, you can put your money back into the same class of a DWS fund at its current net asset value and, for purposes of a sales charge, it will be treated as if it had never left DWS Investments (this may result in a tax liability for federal income tax purposes). You'll be reimbursed (in the form of fund shares by the Distributor) for any CDSC you paid when you sold shares in a DWS fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.


Investors who sold Class B shares may buy Class A shares (if available) with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.


CLASS A TO CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, may become eligible to invest in Class S shares. Subject to the discretion of the Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling



                                       32
PROSPECTUS                                              Investing in the Funds
and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Class S shares of the same fund.

CLASS C TO CLASS A, CLASS S OR INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who either (i) have invested in Class C shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Class A shares, Class S shares or Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.


CLASS S TO INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class S shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class S shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class S shares of a fund for Institutional Class shares of the same fund.


MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other Rights We Reserve."



HOW EACH FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



        TOTAL          TOTAL                  TOTAL NUMBER OF
               -                       /                        =    NAV
  (                               )
       ASSETS       LIABILITIES             SHARES OUTSTANDING

The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for Class A shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class").


WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for



                                       33
PROSPECTUS                                              Investing in the Funds
example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charge or CDSC); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time)



UNDERSTANDING DISTRIBUTIONS AND TAXES


Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) Each fund may not always pay a dividend or other distribution for a given period.


INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY. Short-term and long-term capital gains are paid in November or December, or otherwise as needed.


Dividends or distributions declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, if such dividends or distributions are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale. In addition, if shares are redeemed to pay any account fees (e.g., account maintenance fee), you may also incur a tax liability.


THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and your own fund transactions generally depends on their type:



 GENERALLY TAXED AT NET CAPITAL      GENERALLY TAXED AT ORDINARY
GAIN RATES:                         INCOME RATES:
 DISTRIBUTIONS FROM A FUND
 o gains from the sale of securi- o gains from the sale of securi-
   ties held (or treated as held)   ties held by a fund for one
   by a fund for more than one      year or less
   year                           o all other taxable income
 o qualified dividend income       (except for tax-exempt
                                    interest income)
 TRANSACTIONS INVOLVING FUND
 SHARES
 o gains from selling fund        o gains from selling fund
   shares held for more than        shares held for one year or
   one year                         less


ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY A FUND MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be



                                       34
PROSPECTUS                                              Investing in the Funds
decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.

Investments in certain debt obligations or other securities may cause a fund to recognize income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


Distributions to individuals and other noncorporate shareholders of investment income reported by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable net capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from real estate investment trusts. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply. The funds do not expect a significant portion of their distributions to constitute qualified dividend income.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts whose income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends, including any capital gain dividends paid by a fund, and net capital gains recognized on the sale, redemption or exchange of shares of a fund.


IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a dividend, which may be taxable to you. You can avoid this by investing after a fund pays a dividend. In tax-advantaged retirement accounts you generally do not need to worry about this.


If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares.


CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from a fund, provided certain holding period and other requirements are met.


Each fund does not expect a significant portion of its distributions to be eligible for the corporate dividends received deduction.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       35
PROSPECTUS                                              Investing in the Funds

[GRAPHIC APPEARS HERE]



Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover).


DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS A



                                                                    YEARS ENDED MAY 31,
                                                  2013         2012         2011         2010         2009
                                              -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.78      $ 11.78     $  12.23     $  11.21      $ 12.46
--------------------------------------------   --------      -------     --------     --------      -------
Income from investment operations:
  Net investment income                             .55          .59          .61          .62          .64
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized and unrealized gain (loss)           .16         1.00       (  .45)        1.02       ( 1.25)
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL FROM INVESTMENT OPERATIONS                  .71         1.59          .16         1.64       (  .61)
--------------------------------------------   --------      -------     --------     --------      -------
Less distributions from:
  Net investment income                          (  .54)      (  .59)      (  .61)      (  .62)      (  .64)
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized gains                                  -       (  .00)*          -            -       (  .00)*
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL DISTRIBUTIONS                            (  .54)      (  .59)      (  .61)      (  .62)      (  .64)
--------------------------------------------   --------      -------     --------     --------      -------
NET ASSET VALUE, END OF PERIOD                 $  12.95      $ 12.78     $  11.78     $  12.23      $ 11.21
--------------------------------------------   --------      -------     --------     --------      -------
Total Return (%)(a,b)                              5.57        13.88         1.37        14.96       ( 4.48)
--------------------------------------------   --------      -------     --------     --------      -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              618          569          432          464          275
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses before expense reductions
(including interest expense) (%)(c)                1.03         1.03         1.08         1.05         1.39
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(including interest expense) (%)(c)                 .97          .99         1.03         1.03         1.31
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                    .91          .92          .94          .93          .92
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of net investment income (%)                 4.18         4.92         5.35         5.31         6.10
--------------------------------------------   --------      -------     --------     --------      -------
Portfolio turnover rate (%)                          21           29           30           28           82
--------------------------------------------   --------      -------     --------     --------      -------

(a)        Total return does not reflect the effect of any sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       36
PROSPECTUS                                                Financial Highlights

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS B



                                                                    YEARS ENDED MAY 31,
                                                  2013         2012         2011         2010         2009
                                              -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.78      $ 11.78     $  12.23     $  11.21      $ 12.46
--------------------------------------------   --------      -------     --------     --------      -------
Income from investment operations:
  Net investment income                             .45          .50          .52          .53          .56
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized and unrealized gain (loss)           .16         1.00       (  .45)        1.02       ( 1.25)
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL FROM INVESTMENT OPERATIONS                  .61         1.50          .07         1.55       (  .69)
--------------------------------------------   --------      -------     --------     --------      -------
Less distributions from:
  Net investment income                          (  .44)      (  .50)      (  .52)      (  .53)      (  .56)
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized gains                                  -       (  .00)*          -            -       (  .00)*
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL DISTRIBUTIONS                            (  .44)      (  .50)      (  .52)      (  .53)      (  .56)
--------------------------------------------   --------      -------     --------     --------      -------
NET ASSET VALUE, END OF PERIOD                 $  12.95      $ 12.78     $  11.78     $  12.23      $ 11.21
--------------------------------------------   --------      -------     --------     --------      -------
Total Return (%)(a,b)                              4.78        13.02          .61        14.10       ( 5.19)
--------------------------------------------   --------      -------     --------     --------      -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                6            8            9           12           14
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses before expense reductions
(including interest expense) (%)(c)                1.79         1.80         1.87         1.82         2.17
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(including interest expense) (%)(c)                1.72         1.74         1.78         1.77         2.06
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   1.66         1.67         1.69         1.67         1.67
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of net investment income (%)                 3.42         4.19         4.59         4.57         5.35
--------------------------------------------   --------      -------     --------     --------      -------
Portfolio turnover rate (%)                          21           29           30           28           82
--------------------------------------------   --------      -------     --------     --------      -------

(a)        Total return does not reflect the effect of any sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       37
PROSPECTUS                                                Financial Highlights

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS C



                                                                    YEARS ENDED MAY 31,
                                                  2013         2012         2011         2010         2009
                                              -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.79      $ 11.79     $  12.24     $  11.22      $ 12.47
--------------------------------------------   --------      -------     --------     --------      -------
Income from investment operations:
  Net investment income                             .45          .50          .52          .53          .56
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized and unrealized gain (loss)           .16         1.00       (  .45)        1.02       ( 1.25)
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL FROM INVESTMENT OPERATIONS                  .61         1.50          .07         1.55       (  .69)
--------------------------------------------   --------      -------     --------     --------      -------
Less distributions from:
  Net investment income                          (  .44)      (  .50)      (  .52)      (  .53)      (  .56)
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized gains                                  -       (  .00)*          -            -       (  .00)*
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL DISTRIBUTIONS                            (  .44)      (  .50)      (  .52)      (  .53)      (  .56)
--------------------------------------------   --------      -------     --------     --------      -------
NET ASSET VALUE, END OF PERIOD                 $  12.96      $ 12.79     $  11.79     $  12.24      $ 11.22
--------------------------------------------   --------      -------     --------     --------      -------
Total Return (%)(a,b)                              4.78        13.03          .61        14.11       ( 5.17)
--------------------------------------------   --------      -------     --------     --------      -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              202          188          141          154           87
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses before expense reductions
(including interest expense) (%)(c)                1.78         1.77         1.82         1.84         2.16
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(including interest expense) (%)(c)                1.72         1.74         1.78         1.78         2.06
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   1.66         1.67         1.69         1.68         1.67
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of net investment income (%)                 3.43         4.16         4.60         4.56         5.35
--------------------------------------------   --------      -------     --------     --------      -------
Portfolio turnover rate (%)                          21           29           30           28           82
--------------------------------------------   --------      -------     --------     --------      -------

(a)        Total return does not reflect the effect of any sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       38
PROSPECTUS                                                Financial Highlights

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - INSTITUTIONAL CLASS



                                                                    YEARS ENDED MAY 31,
                                                  2013         2012         2011         2010         2009
                                              -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.79      $ 11.79     $  12.24     $  11.22     $  12.48
--------------------------------------------   --------      -------     --------     --------     --------
Income from investment operations:
  Net investment income                             .58          .63          .64          .66          .67
--------------------------------------------   --------      -------     --------     --------     --------
  Net realized and unrealized gain (loss)           .17         1.00       (  .45)        1.02       ( 1.26)
--------------------------------------------   --------      -------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                  .75         1.63          .19         1.68       (  .59)
--------------------------------------------   --------      -------     --------     --------     --------
Less distributions from:
  Net investment income                          (  .57)      (  .63)      (  .64)      (  .66)      (  .67)
--------------------------------------------   --------      -------     --------     --------     --------
  Net realized gains                                  -       (  .00)*          -            -          .00*
--------------------------------------------   --------      -------     --------     --------     --------
  TOTAL DISTRIBUTIONS                            (  .57)      (  .63)      (  .64)      (  .66)      (  .67)
--------------------------------------------   --------      -------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                 $  12.97      $ 12.79     $  11.79     $  12.24     $  11.22
--------------------------------------------   --------      -------     --------     --------     --------
Total Return (%)(a)                                5.93        14.17         1.66        15.33       ( 4.26)
--------------------------------------------   --------      -------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              301          220          143          147           28
--------------------------------------------   --------      -------     --------     --------     --------
Ratio of expenses before expense reductions
(including interest expense) (%)(b)                 .79          .79          .82          .79         1.13
--------------------------------------------   --------      -------     --------     --------     --------
Ratio of expenses after expense reductions
(including interest expense) (%)(b)                 .71          .74          .75          .76         1.06
--------------------------------------------   --------      -------     --------     --------     --------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                    .65          .67          .66          .66          .67
--------------------------------------------   --------      -------     --------     --------     --------
Ratio of net investment income (%)                 4.44         5.16         5.62         5.58         6.35
--------------------------------------------   --------      -------     --------     --------     --------
Portfolio turnover rate (%)                          21           29           30           28           82
--------------------------------------------   --------      -------     --------     --------     --------

(a) Total return would have been lower had certain expenses not been reduced.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       39
PROSPECTUS                                                Financial Highlights

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS S



                                                                    YEARS ENDED MAY 31,
                                                  2013         2012         2011         2010         2009
                                              -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.79      $ 11.79     $  12.24     $  11.22      $ 12.47
--------------------------------------------   --------      -------     --------     --------      -------
Income from investment operations:
  Net investment income                             .58          .62          .64          .65          .67
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized and unrealized gain (loss)           .16         1.00       (  .45)        1.02       ( 1.25)
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL FROM INVESTMENT OPERATIONS                  .74         1.62          .19         1.67       (  .58)
--------------------------------------------   --------      -------     --------     --------      -------
Less distributions from:
  Net investment income                          (  .57)      (  .62)      (  .64)      (  .65)      (  .67)
--------------------------------------------   --------      -------     --------     --------      -------
  Net realized gains                                  -       (  .00)*          -            -       (  .00)*
--------------------------------------------   --------      -------     --------     --------      -------
  TOTAL DISTRIBUTIONS                            (  .57)      (  .62)      (  .64)      (  .65)      (  .67)
--------------------------------------------   --------      -------     --------     --------      -------
NET ASSET VALUE, END OF PERIOD                 $  12.96      $ 12.79     $  11.79     $  12.24      $ 11.22
--------------------------------------------   --------      -------     --------     --------      -------
Total Return (%)(a)                                5.83        14.15         1.63        15.22       ( 4.23)
--------------------------------------------   --------      -------     --------     --------      -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            1,128        1,023          832          858          645
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses before expense reductions
(including interest expense) (%)(b)                 .89          .90          .94          .98         1.30
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(including interest expense) (%)(b)                 .72          .74          .78          .78         1.06
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                    .66          .67          .69          .68          .67
--------------------------------------------   --------      -------     --------     --------      -------
Ratio of net investment income (%)                 4.43         5.17         5.60         5.56         6.35
--------------------------------------------   --------      -------     --------     --------      -------
Portfolio turnover rate (%)                          21           29           30           28           82
--------------------------------------------   --------      -------     --------     --------      -------

(a) Total return would have been lower had certain expenses not been reduced.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       40
PROSPECTUS                                                Financial Highlights

DWS MANAGED MUNICIPAL BOND FUND - CLASS A



                                                                    YEARS ENDED MAY 31,
                                                  2013        2012        2011        2010           2009
                                              -----------  ----------  ----------  ----------  ---------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.40       $ 8.82      $ 9.08     $  8.68       $  8.85
--------------------------------------------    ------       ------      ------     -------       -------
Income from investment operations:
  Net investment income                            .37          .41         .42         .43           .41
--------------------------------------------    ------       ------      ------     -------       -------
  Net realized and unrealized gain (loss)        ( .00)*        .58       ( .26)        .41         ( .14)
--------------------------------------------    ------       ------      ------     -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                 .37          .99         .16         .84           .27
--------------------------------------------    ------       ------      ------     -------       -------
Less distributions from:
  Net investment income                          ( .37)       ( .41)      ( .42)      ( .43)        ( .41)
--------------------------------------------    ------       ------      ------     -------       -------
  Net realized gains                             ( .00)*      ( .00)*     ( .00)*     ( .01)        ( .03)
--------------------------------------------    ------       ------      ------     -------       -------
  TOTAL DISTRIBUTIONS                            ( .37)       ( .41)      ( .42)      ( .44)        ( .44)
--------------------------------------------    ------       ------      ------     -------       -------
NET ASSET VALUE, END OF PERIOD                  $ 9.40       $ 9.40      $ 8.82     $  9.08       $  8.68
--------------------------------------------    ------       ------      ------     -------       -------
Total Return (%)(a)                               4.01        11.48        1.88        9.80          3.38 (b)
--------------------------------------------    ------       ------      ------     -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           2,360        2,149       1,833       1,881         1,627
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses before expense reductions
(including interest expense) (%)(c)                .80          .82         .83         .81          1.11
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses after expense reductions
(including interest expense) (%)(c)                .80          .82         .83         .81          1.10
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   .75          .76         .75         .74           .74
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of net investment income (%)                3.94         4.54        4.86        4.86          4.95
--------------------------------------------    ------       ------      ------     -------       -------
Portfolio turnover rate (%)                         34           27          24          37            77
--------------------------------------------    ------       ------      ------     -------       -------

(a)        Total return does not reflect the effect of any sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       41
PROSPECTUS                                                Financial Highlights

DWS MANAGED MUNICIPAL BOND FUND - CLASS B



                                                                    YEARS ENDED MAY 31,
                                                  2013        2012        2011        2010           2009
                                              -----------  ----------  ----------  ----------  ---------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.40       $ 8.82      $ 9.08     $  8.68       $  8.86
--------------------------------------------    ------       ------      ------     -------       -------
Income from investment operations:
  Net investment income                            .29          .33         .35         .35           .34
--------------------------------------------    ------       ------      ------     -------       -------
  Net realized and unrealized gain (loss)        ( .00)*        .58       ( .26)        .41         ( .15)
--------------------------------------------    ------       ------      ------     -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                 .29          .91         .09         .76           .19
--------------------------------------------    ------       ------      ------     -------       -------
Less distributions from:
  Net investment income                          ( .29)       ( .33)      ( .35)      ( .35)        ( .34)
--------------------------------------------    ------       ------      ------     -------       -------
  Net realized gains                             ( .00)*      ( .00)*     ( .00)*     ( .01)        ( .03)
--------------------------------------------    ------       ------      ------     -------       -------
  TOTAL DISTRIBUTIONS                            ( .29)       ( .33)      ( .35)      ( .36)        ( .37)
--------------------------------------------    ------       ------      ------     -------       -------
NET ASSET VALUE, END OF PERIOD                  $ 9.40       $ 9.40      $ 8.82     $  9.08       $  8.68
--------------------------------------------    ------       ------      ------     -------       -------
Total Return (%)(a)                               3.14        10.57        1.05        8.90          2.45 (b)
--------------------------------------------    ------       ------      ------     -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               3            3           4           6             7
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses before expense reductions
(including interest expense) (%)(c)               1.63         1.63        1.64        1.64          1.92
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses after expense reductions
(including interest expense) (%)(c)               1.63         1.63        1.64        1.64          1.89
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                  1.58         1.57        1.56        1.57          1.53
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of net investment income (%)                3.12         3.74        4.04        4.03          4.16
--------------------------------------------    ------       ------      ------     -------       -------
Portfolio turnover rate (%)                         34           27          24          37            77
--------------------------------------------    ------       ------      ------     -------       -------

(a)        Total return does not reflect the effect of any sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       42
PROSPECTUS                                                Financial Highlights

DWS MANAGED MUNICIPAL BOND FUND - CLASS C



                                                                    YEARS ENDED MAY 31,
                                                  2013        2012        2011        2010           2009
                                              -----------  ----------  ----------  ----------  ---------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.40       $ 8.81      $ 9.08     $  8.68       $  8.85
--------------------------------------------    ------       ------      ------     -------       -------
Income from investment operations:
  Net investment income                            .30          .34         .35         .36           .34
--------------------------------------------    ------       ------      ------     -------       -------
  Net realized and unrealized gain (loss)        ( .00)*        .59       ( .27)        .41         ( .14)
--------------------------------------------    ------       ------      ------     -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                 .30          .93         .08         .77           .20
--------------------------------------------    ------       ------      ------     -------       -------
Less distributions from:
  Net investment income                          ( .30)       ( .34)      ( .35)      ( .36)        ( .34)
--------------------------------------------    ------       ------      ------     -------       -------
  Net realized gains                             ( .00)*      ( .00)*     ( .00)*     ( .01)        ( .03)
--------------------------------------------    ------       ------      ------     -------       -------
  TOTAL DISTRIBUTIONS                            ( .30)       ( .34)      ( .35)      ( .37)        ( .37)
--------------------------------------------    ------       ------      ------     -------       -------
NET ASSET VALUE, END OF PERIOD                  $ 9.40       $ 9.40      $ 8.81     $  9.08       $  8.68
--------------------------------------------    ------       ------      ------     -------       -------
Total Return (%)(a)                               3.21        10.77         .98        8.98          2.61 (b)
--------------------------------------------    ------       ------      ------     -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             319          237         143         121            59
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses before expense reductions
(including interest expense) (%)(c)               1.58         1.59        1.61        1.60          1.88
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses after expense reductions
(including interest expense) (%)(c)               1.58         1.59        1.61        1.60          1.87
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                  1.53         1.53        1.53        1.53          1.52
--------------------------------------------    ------       ------      ------     -------       -------
Ratio of net investment income (%)                3.15         3.76        4.08        4.07          4.18
--------------------------------------------    ------       ------      ------     -------       -------
Portfolio turnover rate (%)                         34           27          24          37            77
--------------------------------------------    ------       ------      ------     -------       -------

(a)        Total return does not reflect the effect of any sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       43
PROSPECTUS                                                Financial Highlights

DWS MANAGED MUNICIPAL BOND FUND - INSTITUTIONAL CLASS



                                                                    YEARS ENDED MAY 31,
                                                 2013        2012        2011        2010           2009
                                              ----------  ----------  ----------  ----------  ---------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.40      $ 8.82      $ 9.08     $  8.68       $  8.85
--------------------------------------------    ------      ------      ------     -------       -------
Income from investment operations:
  Net investment income                            .39         .43         .44         .45           .43
--------------------------------------------    ------      ------      ------     -------       -------
  Net realized and unrealized gain (loss)        ( .00)*       .58       ( .26)        .41         ( .14)
--------------------------------------------    ------      ------      ------     -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                 .39        1.01         .18         .86           .29
--------------------------------------------    ------      ------      ------     -------       -------
Less distributions from:
  Net investment income                          ( .39)      ( .43)      ( .44)      ( .45)        ( .43)
--------------------------------------------    ------      ------      ------     -------       -------
  Net realized gains                             ( .00)*     ( .00)*     ( .00)*     ( .01)        ( .03)
--------------------------------------------    ------      ------      ------     -------       -------
  TOTAL DISTRIBUTIONS                            ( .39)      ( .43)      ( .44)      ( .46)        ( .46)
--------------------------------------------    ------      ------      ------     -------       -------
NET ASSET VALUE, END OF PERIOD                  $ 9.40      $ 9.40      $ 8.82     $  9.08       $  8.68
--------------------------------------------    ------      ------      ------     -------       -------
Total Return (%)                                  4.25       11.79        2.13       10.09          3.61 (a)
--------------------------------------------    ------      ------      ------     -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             204         117          38          36             6
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of expenses before expense reductions
(including interest expense) (%)(b)                .57         .56         .59         .57           .90
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of expenses after expense reductions
(including interest expense) (%)(b)                .57         .56         .59         .57           .89
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   .52         .50         .51         .50           .54
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of net investment income (%)                4.17        4.78        5.09        5.09          5.16
--------------------------------------------    ------      ------      ------     -------       -------
Portfolio turnover rate (%)                         34          27          24          37            77
--------------------------------------------    ------      ------      ------     -------       -------

(a) Total returns would have been lower had certain expenses not been reduced.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       44
PROSPECTUS                                                Financial Highlights

DWS MANAGED MUNICIPAL BOND FUND - CLASS S



                                                                    YEARS ENDED MAY 31,
                                                 2013        2012        2011        2010           2009
                                              ----------  ----------  ----------  ----------  ---------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.41      $ 8.83      $ 9.09     $  8.69       $  8.87
--------------------------------------------    ------      ------      ------     -------       -------
Income from investment operations:
  Net investment income                            .39         .42         .44         .44           .43
--------------------------------------------    ------      ------      ------     -------       -------
  Net realized and unrealized gain (loss)        ( .00)*       .58       ( .26)        .41         ( .15)
--------------------------------------------    ------      ------      ------     -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                 .39        1.00         .18         .85           .28
--------------------------------------------    ------      ------      ------     -------       -------
Less distributions from:
  Net investment income                          ( .39)      ( .42)      ( .44)      ( .44)        ( .43)
--------------------------------------------    ------      ------      ------     -------       -------
  Net realized gains                             ( .00)*     ( .00)*     ( .00)*     ( .01)        ( .03)
--------------------------------------------    ------      ------      ------     -------       -------
  TOTAL DISTRIBUTIONS                            ( .39)      ( .42)      ( .44)      ( .45)        ( .46)
--------------------------------------------    ------      ------      ------     -------       -------
NET ASSET VALUE, END OF PERIOD                  $ 9.41      $ 9.41      $ 8.83     $  9.09       $  8.69
--------------------------------------------    ------      ------      ------     -------       -------
Total Return (%)                                  4.19       11.67        2.07       10.00          3.48 (a)
--------------------------------------------    ------      ------      ------     -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           2,887       2,549       2,301       2,081         1,818
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of expenses before expense reductions
(including interest expense) (%)(b)                .62         .64         .64         .62           .90
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of expenses after expense reductions
(including interest expense) (%)(b)                .62         .64         .64         .62           .89
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   .57         .58         .56         .55           .54
--------------------------------------------    ------      ------      ------     -------       -------
Ratio of net investment income (%)                4.12        4.72        5.05        5.05          5.16
--------------------------------------------    ------      ------      ------     -------       -------
Portfolio turnover rate (%)                         34          27          24          37            77
--------------------------------------------    ------      ------      ------     -------       -------

(a) Total return would have been lower had certain expenses not been reduced.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*          Amount is less than $.005.

                                       45
PROSPECTUS                                                Financial Highlights

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS A



                                                                           YEARS ENDED MAY 31,
                                                  2013         2012           2011              2010              2009
                                              -----------  -----------  ----------------  ----------------  ----------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.07     $  11.40       $  11.46          $  11.15          $  11.06
--------------------------------------------   --------     --------       --------          --------          --------
Income from investment operations:
  Net investment income                             .30          .35            .36               .40               .42
--------------------------------------------   --------     --------       --------          --------          --------
  Net realized and unrealized gain (loss)        (  .08)         .67         (  .06)              .32               .12
--------------------------------------------   --------     --------       --------          --------          --------
  TOTAL FROM INVESTMENT OPERATIONS                  .22         1.02            .30               .72               .54
--------------------------------------------   --------     --------       --------          --------          --------
Less distributions from:
  Net investment income                          (  .30)      (  .35)        (  .36)           (  .40)           (  .42)
--------------------------------------------   --------     --------       --------          --------          --------
  Net realized gains                                  -            -              -            (  .01)           (  .03)
--------------------------------------------   --------     --------       --------          --------          --------
  TOTAL DISTRIBUTIONS                            (  .30)      (  .35)        (  .36)           (  .41)           (  .45)
--------------------------------------------   --------     --------       --------          --------          --------
NET ASSET VALUE, END OF PERIOD                 $  11.99     $  12.07       $  11.40          $  11.46          $  11.15
--------------------------------------------   --------     --------       --------          --------          --------
Total Return (%)(a)                                1.80         9.08           2.71              6.58              5.06
--------------------------------------------   --------     --------       --------          --------          --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              466          426            349               296               152
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses before expense reductions
(including interest expense) (%)                    .78          .78            .76 (b)           .79 (b)           .84 (b)
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses after expense reductions
(including interest expense) (%)                    .78          .78            .76 (b)           .79 (b)           .84 (b)
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                    .78          .78            .76               .77               .78
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of net investment income (%)                 2.45         2.99           3.21              3.51              3.84
--------------------------------------------   --------     --------       --------          --------          --------
Portfolio turnover rate (%)                          35           48             50                59                61
--------------------------------------------   --------     --------       --------          --------          --------

(a)        Total return does not reflect the effect of any sales charges.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.


                                       46
PROSPECTUS                                                Financial Highlights

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS B



                                                                           YEARS ENDED MAY 31,
                                                  2013         2012           2011              2010              2009
                                              -----------  -----------  ----------------  ----------------  ----------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.08     $  11.41       $  11.47          $  11.16          $  11.07
--------------------------------------------   --------     --------       --------          --------          --------
Income from investment operations:
  Net investment income                             .20          .26            .27               .30               .33
--------------------------------------------   --------     --------       --------          --------          --------
  Net realized and unrealized gain (loss)        (  .08)         .67         (  .06)              .32               .12
--------------------------------------------   --------     --------       --------          --------          --------
  TOTAL FROM INVESTMENT OPERATIONS                  .12          .93            .21               .62               .45
--------------------------------------------   --------     --------       --------          --------          --------
Less distributions from:
  Net investment income                          (  .20)      (  .26)        (  .27)           (  .30)           (  .33)
--------------------------------------------   --------     --------       --------          --------          --------
  Net realized gains                                  -            -              -            (  .01)           (  .03)
--------------------------------------------   --------     --------       --------          --------          --------
  TOTAL DISTRIBUTIONS                            (  .20)      (  .26)        (  .27)           (  .31)           (  .36)
--------------------------------------------   --------     --------       --------          --------          --------
NET ASSET VALUE, END OF PERIOD                 $  12.00     $  12.08       $  11.41          $  11.47          $  11.16
--------------------------------------------   --------     --------       --------          --------          --------
Total Return (%)(a)                                1.00         8.20           1.87              5.68              4.22
--------------------------------------------   --------     --------       --------          --------          --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                1            1              2                 2                 2
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses before expense reductions
(including interest expense) (%)                   1.56         1.57           1.58 (b)          1.61 (b)          1.64 (b)
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses after expense reductions
(including interest expense) (%)                   1.56         1.57           1.58 (b)          1.61 (b)          1.64 (b)
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   1.56         1.57           1.58              1.59              1.58
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of net investment income (%)                 1.67         2.20           2.39              2.69              3.04
--------------------------------------------   --------     --------       --------          --------          --------
Portfolio turnover rate (%)                          35           48             50                59                61
--------------------------------------------   --------     --------       --------          --------          --------

(a)        Total return does not reflect the effect of any sales charges.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.


                                       47
PROSPECTUS                                                Financial Highlights

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS C



                                                                           YEARS ENDED MAY 31,
                                                  2013         2012           2011              2010              2009
                                              -----------  -----------  ----------------  ----------------  ----------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.07     $  11.40       $  11.46          $  11.15          $  11.06
--------------------------------------------   --------     --------       --------          --------          --------
Income from investment operations:
  Net investment income                             .21          .26            .27               .31               .34
--------------------------------------------   --------     --------       --------          --------          --------
  Net realized and unrealized gain (loss)        (  .08)         .67         (  .06)              .32               .12
--------------------------------------------   --------     --------       --------          --------          --------
  TOTAL FROM INVESTMENT OPERATIONS                  .13          .93            .21               .63               .46
--------------------------------------------   --------     --------       --------          --------          --------
Less distributions from:
  Net investment income                          (  .21)      (  .26)        (  .27)           (  .31)           (  .34)
--------------------------------------------   --------     --------       --------          --------          --------
  Net realized gains                                  -            -              -             ( 0.1)           (  .03)
--------------------------------------------   --------     --------       --------          --------          --------
  TOTAL DISTRIBUTIONS                            (  .21)      (  .26)        (  .27)           (  .32)           (  .37)
--------------------------------------------   --------     --------       --------          --------          --------
NET ASSET VALUE, END OF PERIOD                 $  11.99     $  12.07       $  11.40          $  11.46          $  11.15
--------------------------------------------   --------     --------       --------          --------          --------
Total Return (%)(a)                                1.03         8.26           1.91              5.76              4.27
--------------------------------------------   --------     --------       --------          --------          --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              106           92             66                57                22
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses before expense reductions
(including interest expense) (%)                   1.54         1.53           1.55 (b)          1.57 (b)          1.61 (b)
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses after expense reductions
(including interest expense (%)                    1.54         1.53           1.55 (b)          1.57 (b)          1.61 (b)
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                   1.54         1.53           1.55              1.55              1.55
--------------------------------------------   --------     --------       --------          --------          --------
Ratio of net investment income (%)                 1.69         2.23           2.42              2.73              3.07
--------------------------------------------   --------     --------       --------          --------          --------
Portfolio turnover rate (%)                          35           48             50                59                61
--------------------------------------------   --------     --------       --------          --------          --------

(a)        Total return does not reflect the effect of any sales charges.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.


                                       48
PROSPECTUS                                                Financial Highlights

DWS INTERMEDIATE TAX/AMT FREE FUND - INSTITUTIONAL CLASS



                                                                               YEARS ENDED MAY 31,
                                                        2013        2012          2011             2010             2009
                                                    ----------- ----------- ---------------- ---------------- ----------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.08    $  11.41      $  11.47         $  11.15         $  11.07
---------------------------------------------------  --------    --------      --------         --------         --------
Income (loss) from investment operations:
  Net investment income                                   .33         .38           .39              .43              .45
---------------------------------------------------  --------    --------      --------         --------         --------
  Net realized and unrealized gain (loss)              (  .08)        .67        (  .06)             .33              .11
---------------------------------------------------  --------    --------      --------         --------         --------
  TOTAL FROM INVESTMENT OPERATIONS                        .25        1.05           .33              .76              .56
---------------------------------------------------  --------    --------      --------         --------         --------
Less distributions from:
  Net investment income                                (  .33)     (  .38)       (  .39)          (  .43)          (  .45)
---------------------------------------------------  --------    --------      --------         --------         --------
  Net realized gains                                        -           -             -           (  .01)          (  .03)
---------------------------------------------------  --------    --------      --------         --------         --------
  TOTAL DISTRIBUTIONS                                  (  .33)     (  .38)       (  .39)          (  .44)          (  .48)
---------------------------------------------------  --------    --------      --------         --------         --------
NET ASSET VALUE, END OF PERIOD                       $  12.00    $  12.08      $  11.41         $  11.47         $  11.15
---------------------------------------------------  --------    --------      --------         --------         --------
Total Return (%)                                         2.07        9.37          2.98             6.95             5.27
---------------------------------------------------  --------    --------      --------         --------         --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    520         401           304              230              119
---------------------------------------------------  --------    --------      --------         --------         --------
Ratio of expenses (including interest expense) (%)        .51         .50           .49 (a)          .51 (a)          .55 (a)
---------------------------------------------------  --------    --------      --------         --------         --------
Ratio of expenses (excluding interest expense) (%)        .51         .50           .49              .49              .49
---------------------------------------------------  --------    --------      --------         --------         --------
Ratio of net investment income (%)                       2.71        3.26          3.48             3.79             4.13
---------------------------------------------------  --------    --------      --------         --------         --------
Portfolio turnover rate (%)                                35          48            50               59               61
---------------------------------------------------  --------    --------      --------         --------         --------

(a) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.


                                       49
PROSPECTUS                                                Financial Highlights

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS S



                                                                             YEARS ENDED MAY 31,
                                                   2013             2012             2011             2010             2009
                                             ---------------- ---------------- ---------------- ---------------- ----------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD            $  12.07         $  11.41         $  11.47         $  11.15         $  11.07
--------------------------------------------    --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income                              .32              .37              .38              .41              .44
--------------------------------------------    --------         --------         --------         --------         --------
  Net realized and unrealized gain (loss)         (  .08)             .66           (  .06)             .33              .11
--------------------------------------------    --------         --------         --------         --------         --------
  TOTAL FROM INVESTMENT OPERATIONS                   .24             1.03              .32              .74              .55
--------------------------------------------    --------         --------         --------         --------         --------
Less distributions from:
  Net investment income                           (  .32)          (  .37)          (  .38)          (  .41)          (  .44)
--------------------------------------------    --------         --------         --------         --------         --------
  Net realized gains                                   -                -                -           (  .01)          (  .03)
--------------------------------------------    --------         --------         --------         --------         --------
  TOTAL DISTRIBUTIONS                             (  .32)          (  .37)          (  .38)          (  .42)          (  .47)
--------------------------------------------    --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                  $  11.99         $  12.07         $  11.41         $  11.47         $  11.15
--------------------------------------------    --------         --------         --------         --------         --------
Total Return (%)                                    1.97 (a)         9.17 (a)         2.88 (a)         6.81             5.16
--------------------------------------------    --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               809              749              667              590              397
--------------------------------------------    --------         --------         --------         --------         --------
Ratio of expenses before expense reductions
(including interest expense) (%)                     .61              .61              .63 (b)          .64 (b)          .65 (b)
--------------------------------------------    --------         --------         --------         --------         --------
Ratio of expenses after expense reductions
(including interest expense) (%)                     .61              .60              .59 (b)          .64 (b)          .65 (b)
--------------------------------------------    --------         --------         --------         --------         --------
Ratio of expenses after expense reductions
(excluding interest expense) (%)                     .61              .60              .59              .62              .59
--------------------------------------------    --------         --------         --------         --------         --------
Ratio of net investment income (%)                  2.62             3.16             3.38             3.66             4.03
--------------------------------------------    --------         --------         --------         --------         --------
Portfolio turnover rate (%)                           35               48               50               59               61
--------------------------------------------    --------         --------         --------         --------         --------

(a) Total return would have been lower had certain expenses not been reduced.
(b) Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.


                                       50
PROSPECTUS                                                Financial Highlights

[GRAPHIC APPEARS HERE]



Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.92%         1.22%       $ 10,121.78    $   366.30
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.03%         5.24%       $ 10,523.61    $   106.32
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.03%         9.41%       $ 10,941.40    $   110.54
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.03%        13.76%       $ 11,375.78    $   114.93
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.03%        18.27%       $ 11,827.39    $   119.50
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.03%        22.97%       $ 12,296.94    $   124.24
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.03%        27.85%       $ 12,785.13    $   129.17
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.03%        32.93%       $ 13,292.70    $   134.30
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.03%        38.20%       $ 13,820.42    $   139.63
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.03%        43.69%       $ 14,369.09    $   145.18
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,490.11
---                                                                  ----------

                                       51
PROSPECTUS                                                            Appendix

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.67%         3.33%       $ 10,333.00    $   169.78
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.79%         6.65%       $ 10,664.69    $   187.93
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.79%        10.07%       $ 11,007.03    $   193.96
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.79%        13.60%       $ 11,360.35    $   200.19
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.79%        17.25%       $ 11,752.02    $   206.61
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.79%        21.01%       $ 12,101.39    $   213.25
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.03%        25.82%       $ 12,581.82    $   127.12
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.03%        30.81%       $ 13,081.32    $   132.17
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.03%        36.01%       $ 13,600.64    $   137.41
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.03%        41.41%       $ 14,140.59    $   142.87
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,711.29
---                                                                  ----------

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL              ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                   OF RETURN:
             0.00%                $10,000                         5%
        ---------------  -------------------------  -------------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER     ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND           AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES        EXPENSES
------  ---------------  ---------  --------------  ---------------  --------------
   1          5.00%         1.67%         3.33%       $ 10,333.00     $    169.78
 ---         -----          ----         -----        -----------     -----------
   2         10.25%         1.78%         6.66%       $ 10,665.72     $    186.89
 ---         -----          ----         -----        -----------     -----------
   3         15.76%         1.78%        10.09%       $ 11,009.16     $    192.91
 ---         -----          ----         -----        -----------     -----------
   4         21.55%         1.78%        13.64%       $ 11,363.65     $    199.12
 ---         -----          ----         -----        -----------     -----------
   5         27.63%         1.78%        17.30%       $ 11,729.56     $    205.53
 ---         -----          ----         -----        -----------     -----------
   6         34.01%         1.78%        21.07%       $ 12,107.26     $    212.15
 ---         -----          ----         -----        -----------     -----------
   7         40.71%         1.78%        24.97%       $ 12,497.11     $    218.98
 ---         -----          ----         -----        -----------     -----------
   8         47.75%         1.78%        29.00%       $ 12,899.52     $    226.03
 ---         -----          ----         -----        -----------     -----------
   9         55.13%         1.78%        33.15%       $ 13,314.88     $    233.31
 ---         -----          ----         -----        -----------     -----------
 10          62.89%         1.78%        37.44%       $ 13,743.62     $    240.82
 ---         -----          ----         -----        -----------     -----------
TOTAL                                                                 $  2,085.52
---                                                                   -----------

                                       52
PROSPECTUS                                                            Appendix

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.67%         4.33%       $ 10,433.00     $  68.45
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.79%         8.72%       $ 10,872.23     $  84.16
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.79%        13.30%       $ 11,329.95     $  87.70
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.79%        18.07%       $ 11,806.94     $  91.39
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.79%        23.04%       $ 12,304.01     $  95.24
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.79%        28.22%       $ 12,822.01     $  99.25
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.79%        33.62%       $ 13,361.82     $ 103.43
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.79%        39.24%       $ 13,924.35     $ 107.78
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.79%        45.11%       $ 14,510.57     $ 112.32
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.79%        51.21%       $ 15,121.46     $ 117.05
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 966.77
---                                                                   --------

DWS STRATEGIC HIGH YIELD TAX-FREE FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.67%         4.33%       $ 10,433.00    $    68.45
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.89%         8.62%       $ 10,861.80    $    94.76
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.89%        13.08%       $ 11,308.22    $    98.66
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.89%        17.73%       $ 11,772.96    $   102.71
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.89%        22.57%       $ 12,256.85    $   106.93
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.89%        27.61%       $ 12,760.61    $   111.33
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.89%        32.85%       $ 13,285.07    $   115.90
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.89%        38.31%       $ 13,831.09    $   120.67
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.89%        44.00%       $ 14,399.55    $   125.63
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.89%        49.91%       $ 14,991.37    $   130.79
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,075.83
---                                                                  ----------

                                       53
PROSPECTUS                                                            Appendix

DWS MANAGED MUNICIPAL BOND FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.80%         1.33%       $ 10,133.45    $   354.43
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.80%         5.59%       $ 10,559.05    $    82.77
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.80%        10.03%       $ 10,002.54    $    86.25
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.80%        14.65%       $ 11,464.64    $    89.87
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.80%        19.46%       $ 11,946.16    $    93.64
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.80%        24.48%       $ 12,447.90    $    97.58
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.80%        29.71%       $ 12,970.71    $   101.67
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.80%        35.15%       $ 13,515.48    $   105.94
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.80%        40.83%       $ 14,083.13    $   110.39
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.80%        46.75%       $ 14,674.62    $   115.03
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,237.57
---                                                                  ----------

DWS MANAGED MUNICIPAL BOND FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.61%         3.39%       $ 10,339.00    $   163.73
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.63%         6.87%       $ 10,687.42    $   171.37
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.63%        10.48%       $ 11,047.59    $   177.14
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.63%        14.20%       $ 11,419.89    $   183.11
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.63%        18.05%       $ 11,804.74    $   189.28
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.63%        22.03%       $ 12,202.56    $   195.66
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.80%        27.15%       $ 12,715.07    $    99.67
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.80%        32.49%       $ 13,249.11    $   103.86
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.80%        38.06%       $ 13,805.57    $   108.22
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.80%        43.85%       $ 14,385.40    $   112.76
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,504.80
---                                                                  ----------

                                       54
PROSPECTUS                                                            Appendix

DWS MANAGED MUNICIPAL BOND FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.58%         3.42%       $ 10,342.00    $   160.70
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.58%         6.96%       $ 10,695.70    $   166.20
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.58%        10.61%       $ 11,061.49    $   171.88
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.58%        14.40%       $ 11,439.79    $   177.76
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.58%        18.31%       $ 11,831.03    $   183.84
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.58%        22.36%       $ 12,235.65    $   190.13
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.58%        26.54%       $ 12,654.11    $   196.63
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.58%        30.87%       $ 13,086.88    $   203.35
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.58%        35.34%       $ 13,534.46    $   210.31
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.58%        39.97%       $ 13,997.33    $   217.50
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,878.30
---                                                                  ----------

DWS MANAGED MUNICIPAL BOND FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.57%         4.43%       $ 10,443.00     $  58.26
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.57%         9.06%       $ 10,905.62     $  60.84
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.57%        13.89%       $ 11,388.74     $  63.54
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.57%        18.93%       $ 11,893.27     $  66.35
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.57%        24.20%       $ 12,420.14     $  69.29
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.57%        29.70%       $ 12,970.35     $  72.36
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.57%        35.45%       $ 13,544.94     $  75.57
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.57%        41.45%       $ 14,144.98     $  78.92
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.57%        47.72%       $ 14,771.60     $  82.41
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.57%        54.26%       $ 15,425.98     $  86.06
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 713.60
---                                                                   --------

                                       55
PROSPECTUS                                                            Appendix

DWS MANAGED MUNICIPAL BOND FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.61%         4.39%       $ 10,439.00     $  62.34
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.62%         8.96%       $ 10,896.23     $  66.14
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.62%        13.73%       $ 11,373.48     $  69.04
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.62%        18.72%       $ 11,871.64     $  72.06
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.62%        23.92%       $ 12,391.62     $  75.22
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.62%        29.34%       $ 12,934.37     $  78.51
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.62%        35.01%       $ 13,500.90     $  81.95
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.62%        40.92%       $ 14,092.24     $  85.54
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.62%        47.09%       $ 14,709.48     $  89.29
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.62%        53.54%       $ 15,353.75     $  93.20
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 773.29
---                                                                   --------

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL              ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                   OF RETURN:
             2.75%                $10,000                         5%
        ---------------  -------------------------  -------------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER     ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND           AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES        EXPENSES
------  ---------------  ---------  --------------  ---------------  --------------
   1          5.00%         0.78%         1.35%      $  10,135.40     $    352.46
 ---         -----          ----         -----       ------------     -----------
   2         10.25%         0.78%         5.63%      $  10,563.11     $     80.72
 ---         -----          ----         -----       ------------     -----------
   3         15.76%         0.78%        10.09%      $  11,008.87     $     84.13
 ---         -----          ----         -----       ------------     -----------
   4         21.55%         0.78%        14.73%      $  11,473.45     $     87.68
 ---         -----          ----         -----       ------------     -----------
   5         27.63%         0.78%        19.58%      $  11,957.63     $     91.38
 ---         -----          ----         -----       ------------     -----------
   6         34.01%         0.78%        24.62%      $  12,462.24     $     95.24
 ---         -----          ----         -----       ------------     -----------
   7         40.71%         0.78%        29.88%      $  12,988.14     $     99.26
 ---         -----          ----         -----       ------------     -----------
   8         47.75%         0.78%        35.36%      $  13,536.24     $    103.45
 ---         -----          ----         -----       ------------     -----------
   9         55.13%         0.78%        41.07%      $  14,107.47     $    107.81
 ---         -----          ----         -----       ------------     -----------
 10          62.89%         0.78%        47.03%      $  14,702.81     $    112.36
 ---         -----          ----         -----       ------------     -----------
TOTAL                                                                 $  1,214.49
---                                                                   -----------

                                       56
PROSPECTUS                                                            Appendix

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL              ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                   OF RETURN:
             0.00%                $10,000                         5%
        ---------------  -------------------------  -------------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER       ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND        FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES        EXPENSES
------  ---------------  ---------  --------------  ---------------  --------------
   1          5.00%         1.54%         3.46%       $ 10,346.00     $    156.66
 ---         -----          ----         -----        -----------     -----------
   2         10.25%         1.56%         7.02%       $ 10,701.90     $    164.17
 ---         -----          ----         -----        -----------     -----------
   3         15.76%         1.56%        10.70%       $ 11,070.05     $    169.82
 ---         -----          ----         -----        -----------     -----------
   4         21.55%         1.56%        14.51%       $ 11,450.86     $    175.66
 ---         -----          ----         -----        -----------     -----------
   5         27.63%         1.56%        18.45%       $ 11,844.77     $    181.71
 ---         -----          ----         -----        -----------     -----------
   6         34.01%         1.56%        22.52%       $ 12,252.23     $    187.96
 ---         -----          ----         -----        -----------     -----------
   7         40.71%         0.78%        27.69%       $ 12,769.27     $     97.58
 ---         -----          ----         -----        -----------     -----------
   8         47.75%         0.78%        33.08%       $ 13,308.13     $    101.70
 ---         -----          ----         -----        -----------     -----------
   9         55.13%         0.78%        38.70%       $ 13,869.74     $    105.99
 ---         -----          ----         -----        -----------     -----------
 10          62.89%         0.78%        44.55%       $ 14,455.04     $    110.47
 ---         -----          ----         -----        -----------     -----------
TOTAL                                                                 $  1,451.72
---                                                                   -----------

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.54%         3.46%       $ 10,346.00    $   156.66
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.54%         7.04%       $ 10,703.97    $   162.08
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.54%        10.74%       $ 11,074.33    $   167.69
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.54%        14.58%       $ 11,457.50    $   173.50
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.54%        18.54%       $ 11,853.93    $   179.50
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.54%        22.64%       $ 12,264.08    $   185.71
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.54%        26.88%       $ 12,688.41    $   192.13
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.54%        31.27%       $ 13,127.43    $   198.78
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.54%        35.82%       $ 13,581.64    $   205.66
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.54%        40.52%       $ 14,051.57    $   212.78
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,834.49
---                                                                  ----------

                                       57
PROSPECTUS                                                            Appendix

DWS INTERMEDIATE TAX/AMT FREE FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.51%         4.49%       $ 10,449.00     $  52.14
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.51%         9.18%       $ 10,918.16     $  54.49
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.51%        14.08%       $ 11,408.39     $  56.93
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.51%        19.21%       $ 11,920.62     $  59.49
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.51%        24.56%       $ 12,455.86     $  62.16
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.51%        30.15%       $ 13,015.13     $  64.95
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.51%        36.00%       $ 13,599.51     $  67.87
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.51%        42.10%       $ 14,210.12     $  70.91
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.51%        48.48%       $ 14,848.16     $  74.10
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.51%        55.15%       $ 15,514.84     $  77.43
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 640.47
---                                                                   --------

DWS INTERMEDIATE TAX/AMT FREE FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.54%         4.46%       $ 10,446.00     $  55.20
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.61%         9.05%       $ 10,904.58     $  65.12
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.61%        13.83%       $ 11,383.29     $  67.98
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.61%        18.83%       $ 11,883.02     $  70.96
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.61%        24.05%       $ 12,404.68     $  74.08
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.61%        29.49%       $ 12,949.25     $  77.33
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.61%        35.18%       $ 13,517.72     $  80.72
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.61%        41.11%       $ 14,111.15     $  84.27
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.61%        47.31%       $ 14,730.63     $  87.97
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.61%        53.77%       $ 15,377.30     $  91.83
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 755.46
---                                                                   --------

ADDITIONAL INDEX INFORMATION


DWS STRATEGIC HIGH YIELD TAX-FREE FUND

The BARCLAYS MUNICIPAL BOND INDEX is an unmanaged, market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.


DWS MANAGED MUNICIPAL BOND FUND

The BARCLAYS MUNICIPAL BOND INDEX is an unmanaged, market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.


DWS INTERMEDIATE TAX/AMT FREE FUND

The BARCLAYS 7 YEAR MUNICIPAL BOND INDEX is an unmanaged, total return subset of the Barclays Municipal Bond Index. It includes maturities of six to eight years.


                                       58
PROSPECTUS                                                            Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, contact DWS Investments at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.


You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION

DWS INVESTMENTS   PO Box 219151
                  Kansas City, MO
                  64121-9151
                  www.dws-investments.com
                  Shareholders:
                  (800) 728-3337
                  Investment professionals:
                  (800) 621-5027
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  WWW.SEC.GOV
DISTRIBUTOR       DWS Investments Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   DWS Municipal Trust
                  DWS Strategic High Yield Tax-Free Fund
                  811-02671
                  DWS Municipal Trust
                  DWS Managed Municipal Bond Fund
                  811-02671
                  DWS Tax Free Trust
                  DWS Intermediate Tax/AMT Free Fund
                  811-03632



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(10/31/13) DNTFIF-1